CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance (in shares) at Dec. 31, 2014	23,431,370
Balance at Dec. 31, 2014	$ 234	$ 318,996	$ 0	$ 319,230
Increase (decrease) in Shareholders' Equity [Roll Forward]
Issuance and listing costs	$ 0	(17)	0	(17)
Issuance and listing costs (in shares)	0
Repurchase of shares	$ 0	(5,590)	0	$ (5,590)
Repurchase of shares (in shares)	(870,839)			(870,839)
Dividends distributed	$ 0	(21,922)	0	$ (21,922)
Net Loss	$ 0	0	(10,844)	(10,844)
Balance (in shares) at Dec. 31, 2015	22,560,531
Balance at Dec. 31, 2015	$ 234	291,467	(10,844)	280,857
Balance (in shares) at Dec. 31, 2014	23,431,370
Balance at Dec. 31, 2014	$ 234	318,996	0	$ 319,230
Increase (decrease) in Shareholders' Equity [Roll Forward]
Repurchase of shares (in shares)				(1,172,774)
Balance (in shares) at Dec. 31, 2016	20,686,847
Balance at Dec. 31, 2016	$ 234	276,957	(42,995)	$ 234,196
Balance (in shares) at Dec. 31, 2015	22,560,531
Balance at Dec. 31, 2015	$ 234	291,467	(10,844)	280,857
Increase (decrease) in Shareholders' Equity [Roll Forward]
Repurchase of shares	$ 0	(8,513)	0	$ (8,513)
Repurchase of shares (in shares)	(1,873,684)			(301,935)
Dividends distributed	$ 0	(5,997)	0	$ (5,997)
Net Loss	$ 0	0	(32,151)	(32,151)
Balance (in shares) at Dec. 31, 2016	20,686,847
Balance at Dec. 31, 2016	$ 234	276,957	(42,995)	234,196
Increase (decrease) in Shareholders' Equity [Roll Forward]
Common Shares Issued, net of issuance cost	$ 413	47,923	0	$ 48,336
Common Shares Issued, net of issuance cost (in shares)	41,300,000			41,300,000
Repurchase of shares (in shares)				0
Dividends distributed	$ 0	(4,933)	0	$ (4,933)
Net Loss	$ 0	0	(29,326)	(29,326)
Balance (in shares) at Dec. 31, 2017	61,986,847
Balance at Dec. 31, 2017	$ 647	$ 319,947	$ (72,321)	$ 248,273